LEASES - Schedule of Right-Of-Use Asset and Operating Lease Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating right-of-use asset	$ 7,338	$ 2,952
Operating lease liability
Current	1,595	2,063
Non-current	6,453	1,110
Present value of operating lease liability	$ 8,048	$ 3,173